Taxation - Tax Charge (Detail) - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017		Dec. 31, 2017
Corporation tax
Current year	£ 172.7	£ 164.8		£ 523.4
Prior years	(10.9)	(11.5)		(98.6)
Corporation tax	161.8	153.3		424.8
Deferred tax
Current year	(16.3)	(5.4)		(235.2)
Prior years	(4.5)	(2.4)		7.4
Deferred tax	(20.8)	(7.8)		(227.8)
Tax charge	£ 141.0	£ 145.5	[1]	£ 197.0 [1]

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15: Revenue from Contracts with Customers and the change in income statement presentation, as described in note 2.